Long-term debt - Senior Debt (Details)					1 Months Ended			12 Months Ended
	May 11, 2016 USD ($)	Jul. 22, 2015 $ / shares shares	Sep. 25, 2014 USD ($) $ / shares shares	Mar. 28, 2014 USD ($) item $ / shares shares	May 31, 2016	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 13, 2015
Long-term debt
Draws from senior debt note										$ 10,000,000
Loss on debt extinguishment									$ (1,187,000)
Debt discount amortization								$ 1,316,000	406,000	576,000
Senior debt (Hercules LSA)
Long-term debt
Maximum borrowing capacity per agreement				$ 25,000,000
Number of draws available per debt agreement | item				4
Term of interest and principal payments, which commence at a later date					30 months
LSA end of term fee due upon prepayment or repayment				$ 1,100,000
Payments of end of term fee	$ 1,100,000
End of term charge amortization									121,000	311,000
Loss on debt extinguishment									1,187,000
Debt discount amortization									$ 104,000	$ 265,000
Senior debt (Hercules LSA) | Tranche 1
Long-term debt
Draws from senior debt note				$ 10,000,000
Interest rate (as a percent)				9.00%
Senior debt (Hercules LSA) | Tranche 1 | Series C Warrants Issued with Senior Debt
Long-term debt
Warrants issued (in shares) | shares				60,000
Exercise price (in dollars per share) | $ / shares				$ 5.00
Senior debt (Hercules LSA) | Tranche 2
Long-term debt
Draws from senior debt note			$ 5,000,000
Interest rate (as a percent)			10.50%
Senior debt (Hercules LSA) | Tranche 2 | Series C Warrants Issued with Senior Debt
Long-term debt
Warrants issued (in shares) | shares			110,000
Exercise price (in dollars per share) | $ / shares			$ 5.00
Senior debt (Hercules LSA) | Tranche 3
Long-term debt
Draws from senior debt note							$ 5,000,000
Interest rate (as a percent)											10.50%
Senior debt (Hercules LSA) | Tranche 4
Long-term debt
Draws from senior debt note						$ 5,000,000
Interest rate (as a percent)						9.00%
Conversion, initial public offering | Common Stock Warrants
Long-term debt
Warrants issued (in shares) | shares		70,833
Exercise price (in dollars per share) | $ / shares		$ 12.00
Warrants Term		5 years